FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis - Interest Rate Derivative Contracts [Member] - Interest rate risk [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Increase (decrease) futures curve in libor 3 months	+100 basis points
Positions on effect on profit or loss before tax	$ (27,600)	$ (29,620)
Positions effect on equity	$ (27,600)	(29,620)
Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Increase (decrease) futures curve in libor 3 months	-100 basis points
Positions on effect on profit or loss before tax	$ 27,600	29,620
Positions effect on equity	$ 27,600	$ 29,620